Accrued Expenses (FY)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses
7. Accrued Expenses
Accrued expenses consisted of the following (in thousands):
	December 31,
	2021	2020
Accrued employee compensation and benefits	$1,763	$4,295
Accrued external research and development expenses	1,633	1,780
Accrued professional fees	901	987
Other	549	789
	$4,846	$7,851